Note 9 - Derivatives - Note Conversion Feature (Details) - Reconciliation of Derivative Liability (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2011	Jun. 30, 2013	Dec. 30, 2011
Reconciliation of Derivative Liability [Abstract]
Fair Value at	$ 658,453	$ 364,802		$ 483,535	$ 442,311
Decrease in value	(216,605)	(304,994)	(131,397)
Addition	339,506	674,167	952,214
Reclassification from liability to equity as a result of note conversions and repayment	(297,819)	(75,522)	(898,326)
Fair Value at	$ 483,535	$ 658,453		$ 483,535	$ 442,311